Plant and Equipment - Schedule of Plant and Equipment (Details) (Shenzhen Yeller Audio & Video Technology Co., Ltd.) (10 K) - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2020	Dec. 31, 2019
Cost, Beginning balance	$ 614,668
Cost, Additions during the year	6,177	4,200
Cost, Effects of currency translation	(8,824)	(8,083)
Cost, Ending balance	612,021	614,668
Accumulated depreciation, Beginning balance	247,184
Accumulated depreciation, Depreciation during the year	70,245	71,736
Accumulated depreciation, Effects of currency translation	(3,548)	(3,247)
Accumulated depreciation, Ending balance	313,881	247,184
Net book value	367,484
Net book value	298,140	367,484
Furniture and Fittings [Member]
Cost, Beginning balance	651
Cost, Additions during the year	518
Cost, Effects of currency translation	(9)	(9)
Cost, Ending balance	1,160	651
Accumulated depreciation, Beginning balance	374
Accumulated depreciation, Depreciation during the year	107	109
Accumulated depreciation, Effects of currency translation	(5)	(5)
Accumulated depreciation, Ending balance	476	374
Net book value	277
Net book value	684	277
Office Equipment [Member]
Cost, Beginning balance	1,142
Cost, Additions during the year
Cost, Effects of currency translation	(16)	(15)
Cost, Ending balance	1,126	1,142
Accumulated depreciation, Beginning balance	588
Accumulated depreciation, Depreciation during the year	188	193
Accumulated depreciation, Effects of currency translation	(8)	(8)
Accumulated depreciation, Ending balance	768	588
Net book value	554
Net book value	358	554
Leasehold Improvement [Member]
Cost, Beginning balance	612,507
Cost, Additions during the year	5,659	3,832
Cost, Effects of currency translation	(8,794)	(8,059)
Cost, Ending balance	609,372	612,507
Accumulated depreciation, Beginning balance	246,222
Accumulated depreciation, Depreciation during the year	69,950	71,434
Accumulated depreciation, Effects of currency translation	(3,535)	(3,234)
Accumulated depreciation, Ending balance	312,637	246,222
Net book value	366,285
Net book value	296,735	366,285
Shenzhen Yeller Audio & Video Technology Co., Ltd. [Member]
Cost, Beginning balance	614,300	618,551
Cost, Additions during the year	6,177	3,832
Cost, Effects of currency translation	(8,819)	(8,083)
Cost, Ending balance	611,658	614,300
Accumulated depreciation, Beginning balance	247,184	106,860
Accumulated depreciation, Depreciation during the year	70,245	143,571
Accumulated depreciation, Effects of currency translation	(3,548)	(3,247)
Accumulated depreciation, Ending balance	313,881	247,184
Net book value	367,116	511,691
Net book value	297,777	367,116
Shenzhen Yeller Audio & Video Technology Co., Ltd. [Member] | Furniture and Fittings [Member]
Cost, Beginning balance	651	660
Cost, Additions during the year	518
Cost, Effects of currency translation	(9)	(9)
Cost, Ending balance	1,160	651
Accumulated depreciation, Beginning balance	374	159
Accumulated depreciation, Depreciation during the year	107	220
Accumulated depreciation, Effects of currency translation	(5)	(5)
Accumulated depreciation, Ending balance	476	374
Net book value	277	501
Net book value	684	277
Shenzhen Yeller Audio & Video Technology Co., Ltd. [Member] | Office Equipment [Member]
Cost, Beginning balance	1,142	1,157
Cost, Additions during the year
Cost, Effects of currency translation	(16)	(15)
Cost, Ending balance	1,126	1,142
Accumulated depreciation, Beginning balance	588	210
Accumulated depreciation, Depreciation during the year	188	386
Accumulated depreciation, Effects of currency translation	(8)	(8)
Accumulated depreciation, Ending balance	768	588
Net book value	554	947
Net book value	358	554
Shenzhen Yeller Audio & Video Technology Co., Ltd. [Member] | Leasehold Improvement [Member]
Cost, Beginning balance	612,507	616,734
Cost, Additions during the year	5,659	3,832
Cost, Effects of currency translation	(8,794)	(8,059)
Cost, Ending balance	609,372	612,507
Accumulated depreciation, Beginning balance	246,222	106,491
Accumulated depreciation, Depreciation during the year	69,950	142,965
Accumulated depreciation, Effects of currency translation	(3,535)	(3,234)
Accumulated depreciation, Ending balance	312,637	246,222
Net book value	366,285	510,243
Net book value	$ 296,735	$ 366,285